THIRD QUARTER REPORT

[MORGAN STANLEY LOGO]

Morgan Stanley Emerging Markets Debt Fund, Inc.

SEPTEMBER 30, 2001

MORGAN STANLEY
INVESTMENT MANAGEMENT INC.
INVESTMENT ADVISER

MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

DIRECTORS AND OFFICERS
Barton M. Biggs                                 William G. Morton, Jr.
CHAIRMAN OF THE BOARD OF DIRECTORS              DIRECTOR

Ronald E. Robison                               Michael Nugent
PRESIDENT AND DIRECTOR                          DIRECTOR

John D. Barrett II                              Fergus Reid
DIRECTOR                                        DIRECTOR

Thomas P. Gerrity                               Stefanie V. Chang
DIRECTOR                                        VICE PRESIDENT

Gerard E. Jones                                 Lorraine Truten
DIRECTOR                                        VICE PRESIDENT

Joseph J. Kearns                                Joseph P. Stadler
DIRECTOR                                        VICE PRESIDENT AND TREASURER

Vincent R. McLean                               Mary E. Mullin
DIRECTOR                                        SECRETARY

C.Oscar Morong, Jr.                             Belinda A. Brady
DIRECTOR                                        ASSISTANT TREASURER

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
JPMorgan Chase Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

SHAREHOLDER SERVICING AGENT
Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(800)730-6001

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC. OVERVIEW

LETTER TO SHAREHOLDERS

For the nine months ended September 30, 2001, the Morgan Stanley Emerging Markets Debt Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 3.53% compared to 1.40% for the J.P. Morgan Emerging Markets Bond Global Index (the "Index"). For the period from the Fund's commencement of operations on July 23, 1993 through September 30, 2001, the Fund's cumulative total return, based on net asset value per share, was 152.36% compared to 136.24% for the Index. On September 30, 2001, the closing price of the Fund's shares on the New York Stock Exchange was $6.92, representing an 11.3% discount to the Fund's net asset value per share.

MARKET OVERVIEW

Emerging markets debt (EMD) enjoyed strong but volatile performance during the first half of 2001,but declined during the most recent quarter. Prior to September, Argentina, and to a lesser extent Turkey, dominated the headlines and led to significant moves in asset prices -- both upward and downward. EMD was also greatly impacted by the tragic events of September 11. The global economy, already weak, may well have tipped into recession and commodity prices are expected to continue their march downward.

Financial stress in Argentina and Turkey started in early April when it looked increasingly likely that both countries would be unable to service their debt. An asset price recovery ensued as the Argentines implemented a debt-reprofiling exercise and as the international official community came to Turkey's rescue. The rally, though, proved short-lived. In July, Argentina came under increased pressure as a fear of default gripped the market, but the market recovered in August mostly due to continued support for Argentina by the international community. The events in September drove asset prices in emerging countries lower with particular emphasis on Argentina and Middle Eastern countries.

During the past nine months, the Fund's construction was based on two self-reinforcing considerations: that the weak global economy is clouding the outlook for emerging markets and that systemically important credits (Argentina, Turkey, and to a lesser extent, Brazil) possess particularly weak fundamentals. At the portfolio level, these considerations translated into a generally defensive stance. Throughout the third quarter, the Fund emphasized lower beta and shorter duration instruments. In terms of country selection, the Fund had a material underweight in Argentina and smaller underweights in Turkey and Brazil. Two sets of countries were over-weighted: those with an idiosyncratically favorable dynamic that dominates overall market considerations (Russia, Morocco, and Bulgaria) and countries whose fundamentals are sufficiently strong so as to survive the global slowdown and Argentina/Turkey contagion (Mexico, Qatar, and Panama).

Our underweights to Argentina, and to a lesser extent Brazil, were the major reasons for the out-performance in the third quarter. In addition, overweight positions in Russia, Mexico and Panama also added to returns, as did an underweight to Venezuela. Our overall defensive portfolio stance helped the Fund in several of the months this year including July and September in the third quarter.

MARKET OUTLOOK

We remain concerned about the near-term outlook for EMD and have the Fund positioned accordingly. However, we are looking for opportunities in countries whose asset prices fall to unwarranted levels. In addition, we remain positive on the long-term outlook for EMD and will look for the appropriate time to become more aggressive with the Fund.

Sincerely,

/s/ Ronald E. Robison
Ronald E. Robison
PRESIDENT AND DIRECTOR

October 2001
--------------------------------------------------------------------------------
ON OCTOBER 18, 2001, THE FUND'S BY-LAWS WERE AMENDED TO CHANGE THE RETIREMENT AGE FOR ITS DIRECTORS TO 72 FROM 73. THE FUND ALSO ADOPTED A NON-FUNDAMENTAL POLICY THAT, UNDER NORMAL CIRCUMSTANCES, AT LEAST 80% OF ITS ASSETS WILL BE INVESTED IN DEBT SECURITIES OF GOVERNMENTS AND GOVERNMENT RELATED ISSUERS LOCATED IN EMERGING COUNTRIES, ENTITIES ORGANIZED TO RESTRUCTURE OUTSTANDING DEBT OF SUCH ISSUERS AND DEBT SECURITIES OF CORPORATE ISSUERS LOCATED IN OR ORGANIZED UNDER THE LAWS OF EMERGING COUNTRIES.

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC. SEPTEMBER 30, 2001 (UNAUDITED)

INVESTMENT SUMMARY
HISTORICAL INFORMATION

                                                                TOTAL RETURN (%)
                                ------------------------------------------------------------------------
                                      MARKET VALUE(1)          NET ASSET VALUE(2)        INDEX(3)
                                ------------------------------------------------------------------------
                                                AVERAGE                AVERAGE                  AVERAGE
                                  CUMULATIVE     ANNUAL   CUMULATIVE    ANNUAL    CUMULATIVE     ANNUAL
                                ------------   --------   ----------   --------   ----------   ---------
Year to date                         9.82%          --        3.53%        --         1.40%         --
One Year                             9.01         9.01%       4.85       4.85%        3.32        3.32%
Five Year                           42.29         7.31       42.93       7.41        52.55        8.81
Since Inception*                   123.89        10.35      152.36      11.96       136.24       11.07

Past performance is not predictive of future performance.

[CHART]

RETURNS AND PER SHARE INFORMATION

                                                            YEAR ENDED DECEMBER 31,                             NINE MONTHS
                               ---------------------------------------------------------------------------------   ENDED
                                                                                                                 SEPTEMBER
                                                                                                                    30,
                                  1993*      1994      1995      1996      1997       1998      1999      2000     2001
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share        $18.96     $12.23    $12.40    $17.31    $15.21     $ 7.01    $ 8.36    $ 8.22    $ 7.80

Market Value Per Share           $18.13     $11.38    $12.50    $15.13    $15.38     $ 7.19    $ 6.81    $ 6.88    $ 6.92

Premium/(Discount)                - 4.4%      -7.0%      0.8%    -12.6%      1.1%       2.6%    -18.5%    -16.3%    -11.3%

Income Dividends                 $ 0.16     $ 1.49    $ 1.72    $ 1.08    $ 1.27     $ 1.41    $ 1.01    $ 1.08    $ 0.63

Capital Gains Distributions          --     $ 0.41        --        --    $ 3.44     $ 2.94        --        --        --

Fund Total Return(2)              35.96%    -25.95%    26.85%+   50.98%    21.71%    -33.00%    36.58%    13.50%     3.53%

Index Total Return(3)             18.67%    -18.35%    26.38%    35.23%    11.95%    -11.54%    24.18%    14.41%     1.40%

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The J.P. Morgan Emerging Markets Bond Global Index (the "JPM EMB Global Index") tracks total returns for U.S.dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. The JPM EMB Global Index includes coverage of 27 emerging market countries. Because JPM EMB Global Index was not available prior to January 1, 1994, the performance of the J.P. Morgan Emerging Markets Bond Index is shown for the period July 23, 1993 to December 31, 1993, and used for purposes of computing cumulative performance of the benchmark index for that period.
(*) The Fund commenced operations on July 23, 1993.
(+) This return does not include the effect of the rights issued in connection with the rights offering.

    FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.

PORTFOLIO SUMMARY

[CHART]

ALLOCATION OF TOTAL INVESTMENTS

---------------------------------------------------------------
    Debt  Securities                                   99.8%
    Equity Securities                                   0.2
---------------------------------------------------------------

[CHART]

COUNTRY WEIGHTINGS

---------------------------------------------------------------
    Mexico                                             27.2%
    Brazil                                             15.5
    Russia                                             14.1
    Argentina                                           6.2
    South Korea                                         4.1
    Egypt                                               2.9
    Ecuador                                             2.8
    Morocco                                             2.7
    Phillipines                                         2.5
    Dominican Republic                                  2.4
    Other                                              19.6
---------------------------------------------------------------

TEN LARGEST HOLDINGS

                                               PERCENT OF
                                               NET ASSETS
---------------------------------------------------------------
1. Republic of Argentina Par Bond 'L-GP'
   6.00%, 3/31/23 (Argentina)                      6.2%
2. United Mexican States Global Bond
   11.38%, 9/15/16 (Mexico)                        5.4
3. Federative Republic of Brazil Bond PIK 'C'
   8.00%, 4/15/14 (Brazil)                         5.2
4. Russian Federation
   12.75%, 6/24/28 (Russia)                        4.9
5. Federative Republic of Brazil Debt
   Conversion Bond 'L' 5.50%, 4/15/12 (Brazil)     4.1
6. United Mexican States Discount Bond 'B'
   8.30%, 8/15/31 (Mexico)                         4.0%
7. Russian Federation
   5.00%, 3/31/30 (Russia)                         3.6
8. Petroloes Mexicanos
   9.38%, 12/21/08 (Mexico)                        3.5
9. Federative Republic of Brazil Discount Bond
   'Z-L' 5.44%, 4/15/24 (Brazil)                   2.9
10.Morocco R&C 'A'
   5.09%, 1/5/09 (Morocco)                         2.7

                                             -----------
                                                  42.5%
                                             ===========

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC. STATEMENT OF NET ASSETS
                                 SEPTEMBER 30, 2001 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                 FACE
                                                                AMOUNT                VALUE
                                                                 (000)                (000)
----------------------------------------------------------------------------------------------
DEBT INSTRUMENTS (99.8%)
==============================================================================================
ALGERIA (0.8%)
SOVEREIGN (0.8%)
   Algerian Loan Agreement Tranche 1
     7.188%, 3/31/10                                       $     1,812          $     1,449
==============================================================================================
ARGENTINA (6.2%)
SOVEREIGN (6.2%)
   Republic of Argentina Par Bond, 'L-GP'
     6.00%, 3/31/23                                             18,350               11,239
==============================================================================================
BRAZIL (15.5%)
SOVEREIGN (15.5%)
   Federative Republic of Brazil Bond 'C-L'
     8.00%, 4/15/14                                                 44                   30
   Federative Republic of Brazil Bond 'L'
     5.50%, 4/15/09                                              3,341(a)             2,464
   Federative Republic of Brazil Bond 'Z-L'
     5.44%, 4/15/24                                              8,350(a)             5,323
   Federative Republic of Brazil Bond PIK 'C'
     8.00%, 4/15/14                                             13,952                9,383
   Federative Republic of Brazil Debt
     Conversion Bond 'L'
     5.50%, 4/15/12                                             12,500(a)             7,422
   Federative Republic of Brazil Global Bond
     9.63%, 7/15/05                                              4,200                3,533
---------------------------------------------------------------------------------------------
                                                                                     28,155
=============================================================================================
BULGARIA (2.1%)
SOVEREIGN (2.1%)
   Republic of Bulgaria Front Loaded Interest
     Reduction Bond
     2.25%, 7/28/12                                              1,900(b)             1,501
   Republic of Bulgaria Discount Bond `A'
     Euro
     4.56%, 7/28/24                                              2,950(a)             2,249
---------------------------------------------------------------------------------------------
                                                                                      3,750
=============================================================================================
CROATIA (0.8%)
SOVEREIGN (0.8%)
   Government of Croatia
     4.56%, 7/31/10                                              1,473(a)             1,425
=============================================================================================
DOMINICAN REPUBLIC(2.4%)
   Dominican Republic Bond
     9.50%, 9/27/06                                              4,440                4,340
=============================================================================================
ECUADOR (2.8%)
SOVEREIGN (2.8%)
   Republic of Ecuador
     5.00%, 8/15/30                                            $ 6,300(b)          $  2,498
     12.00%, 11/15/12                                            4,100                2,655
---------------------------------------------------------------------------------------------
                                                                                      5,153
=============================================================================================
EGYPT (2.9%)
SOVEREIGN (2.9%)
   Arab Republic of Egypt
     8.75%, 7/11/11                                              5,880                5,237
=============================================================================================
INDIA (0.0%)
CORPORATE (0.0%)
   Surashtra Cement and Chemcial Ltd.
     19.00%, 6/26/00                                            30,000                   --@
=============================================================================================
INDONESIA (0.6%)
CORPORATE (0.6%)
   Indah Kiat International Finance, 'B'
     11.875%, 6/15/02                                              900(a,c)             216
   Pindo Deli Finance (Mauritius)
     10.75%, 10/1/07                                             4,300(a,b,c)           430
   Tjiwi Kimia Finance Mauritius Ltd.
     10.00%, 8/1/04                                                250                   30
   Tjiwi Kimia International Global Bond
     13.25%, 8/1/01                                              4,300                  516
---------------------------------------------------------------------------------------------
                                                                                      1,192
=============================================================================================
IVORY COAST (0.6%)
SOVEREIGN (0.6%)
   Republic of Ivory Coast
     2.00%, 3/29/18                                              3,183(a,b)             485
   Republic of Ivory Coast Front-Loaded Interest
     Reduction Bond
     2.00%, 3/29/18                                              4,550(a,b)             637
---------------------------------------------------------------------------------------------
                                                                                      1,122
=============================================================================================
MALAYSIA (1.8%)
SOVEREIGN (1.8%)
   Government of Malaysia
     7.50%, 7/15/11                                              3,175                3,216
=============================================================================================

                                       5

                                                                 FACE
                                                                AMOUNT                VALUE
                                                                 (000)                (000)
----------------------------------------------------------------------------------------------
MEXICO (27.2%)
CORPORATE (6.6%)
   Grupo Iusacell SA de CV
     14.25%, 12/1/06                                       $     1,100          $     1,089
   Petroleos Mexicanos
     9.375%, 12/2/08                                             6,120                6,395
     9.50%, 9/15/27                                              2,700                2,626
   TV Azteca 'B'
     10.50%, 2/15/07                                             2,000                1,831
---------------------------------------------------------------------------------------------
                                                                                     11,941
=============================================================================================
SOVEREIGN (20.6%)
   United Mexican States
     2.50%, 3/12/08                                              4,600                4,807
     8.30%, 8/15/31                                              7,790                7,332
   United Mexican States, Discount Bond 'A'
     9.88%, 2/1/10                                               6,850                7,326
   United Mexican States Discount Bond 'B'
     5.06%, 12/31/19                                             1,800(a)             1,785
   United Mexican States Discount Bond 'C'
     4.84%, 12/31/19                                               800(a)               793
   United Mexican States Discount Bond 'D'
     4.79%, 12/31/19                                             5,630(a)             5,582
   United Mexican States Global Bond
     11.375%, 9/15/16                                            8,410                9,709
---------------------------------------------------------------------------------------------
                                                                                     37,334
---------------------------------------------------------------------------------------------
                                                                                     49,275
=============================================================================================
MOROCCO (2.7%)
SOVEREIGN (2.7%)
   Morocco R&C, 'A'
     5.09%, 1/5/09                                               5,634(a)             4,845
==============================================================================================
NIGERIA (1.0%)
CORPORATE (0.3%)
   Nigeria Promissory Notes, Series RC
     5.09%, 1/5/10                                               1,350                  459
==============================================================================================
SOVEREIGN (0.7%)
   Central Bank of Nigeria Par Bond
     6.25%, 11/15/20                                             2,000(b)             1,267
---------------------------------------------------------------------------------------------
                                                                                      1,726
=============================================================================================
PANAMA (1.9%)
SOVEREIGN (1.9%)
   Republic of Panama
     9.375%, 4/1/29                                              1,000                1,020
     9.625%, 2/8/11                                              2,375                2,358
---------------------------------------------------------------------------------------------
                                                                                      3,378
=============================================================================================
PERU (1.7%)
SOVEREIGN (1.7%)
   Republic of Peru Front Loaded Interest
     Reduction Bond
     4.50%, 3/7/17                                         $     4,480(b)       $     3,083
==============================================================================================
PHILIPPINES (2.5%)
CORPORATE (0.2%)
   Bayan Telecommunications, Inc.
     13.50%, 7/15/06                                             1,800(c)               306
==============================================================================================
SOVEREIGN (2.3%)
   Republic of Philippines
     9.50%, 10/21/24                                             2,000                1,968
     9.88%, 3/16/10                                              2,430                2,272
---------------------------------------------------------------------------------------------
                                                                                      4,240
---------------------------------------------------------------------------------------------
                                                                                      4,546
=============================================================================================
POLAND (1.7%)
CORPORATE (0.6%)
   Netia Holdings II BV, 'B'
     13.125%, 6/15/09                                            1,400                  112
   PTC International Finance II SA
     11.25%, 12/1/09                                               900                  855
---------------------------------------------------------------------------------------------
                                                                                        967
=============================================================================================
SOVEREIGN (1.1%)
   Government of Poland
     6.00%, 10/27/14                                             2,100(b)             2,074
---------------------------------------------------------------------------------------------
                                                                                      3,041
=============================================================================================
QATAR (2.2%)
SOVEREIGN (2.2%)
   State of Qatar
     9.75%, 6/15/30                                              3,700                3,975
==============================================================================================
RUSSIA (14.1%)
SOVEREIGN (14.1%)
   Russian Federation
     0.00%, 12/31/01                                             8,215(d)             4,311
     0.00%, 3/4/03                                               2,192(d)             1,143
     5.00%, 3/31/30                                             14,944(b)             6,797
     8.25%, 3/31/10                                              6,026                4,550
     12.75%, 6/24/28                                             9,000                8,802
---------------------------------------------------------------------------------------------
                                                                                     25,604
=============================================================================================
SOUTH KOREA (4.1%)
CORPORATE (3.1%)
   Korea Electric Power Corp.
     6.38%, 12/1/03                                              3,510                3,644
     7.75%, 4/1/13                                               1,850                1,950
---------------------------------------------------------------------------------------------
                                                                                      5,594
=============================================================================================

                                       6

                                                                 FACE
                                                                AMOUNT                VALUE
                                                                 (000)                (000)
----------------------------------------------------------------------------------------------
SOVEREIGN (1.0%)
   Republic of South Korea
     8.88%, 4/15/08                                        $     1,600          $     1,853
---------------------------------------------------------------------------------------------
                                                                                      7,447
=============================================================================================
TUNISIA (1.0%)
SOVEREIGN (1.0%)
   Central Bank of Tunisia
     8.25%, 9/19/27                                              2,000                1,820
==============================================================================================
TURKEY (0.2%)
CORPORATE (0.2%)
   Cellco Finance NV
     15.00%, 8/1/05                                                710                  440
==============================================================================================
UKRAINE (0.9%)
SOVEREIGN (0.9%)
   Ukraine Government
     11.00%, 3/15/07                                             2,040                1,683
==============================================================================================
VENEZUELA (2.1%)
SOVEREIGN (2.1%)
   Republic of Venezuela Debt Conversion Bond 'DL'
     4.75%, 12/18/07                                             2,012(a)             1,597
   Republic of Venezuela Global Bond
     9.25%, 9/15/27                                                700                  466
   Republic of Venezuela Par Bond
     6.75%, 3/31/20                                              2,270                1,713
---------------------------------------------------------------------------------------------
                                                                                      3,776
=============================================================================================
TOTAL DEBT INSTRUMENTS
   (Cost $194,462)                                                                  180,917
==============================================================================================

                                                                NO. OF
                                                                RIGHTS
----------------------------------------------------------------------------------------------
RIGHTS (0.2%)
==============================================================================================
MEXICO
   United Mexican States Value
     Recovery Rights 06/30/03
     (Cost $--@)                                                45,419                  318
==============================================================================================

                                                              NO. OF
                                                              WARRANTS
----------------------------------------------------------------------------------------------
WARRANTS(0.0%)
----------------------------------------------------------------------------------------------
COLOMBIA (0.0%)
   Occidente y Caribe, expiring 3/15/04                         69,200                   69
==============================================================================================
NIGERIA (0.0%)
   Central Bank of Nigeria expiring 11/15/20                     1,250          $        --@
==============================================================================================
TOTAL WARRANTS
   (Cost $44)                                                                            69
==============================================================================================
TOTAL INVESTMENTS(100.0%)
   (Cost $194,506)                                                                  181,304
==============================================================================================

                                                                AMOUNT
                                                                 (000)
----------------------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES
----------------------------------------------------------------------------------------------
   Other Assets                                                 20,292
   Liabilities                                                 (29,658)              (9,366)
==============================================================================================
NET ASSETS
----------------------------------------------------------------------------------------------
   Applicable to 22,046,681, issued and outstanding
     $0.01 par value shares (100,000,000 shares
     authorized).                                                               $   171,938
==============================================================================================
NET ASSET VALUE PER SHARE                                                       $      7.80
==============================================================================================

(a) -- Variable/floating rate security - rate disclosed is as of September 30, 2001.
(b) -- Step Bond - coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2001. Maturity date disclosed is ultimate maturity.
(c) -- Security is in default
(d) -- Zero coupon bond
(@) -- Amount is less than $500

                                       7